Schedule of Results of Operations from Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended														12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2010	Dec. 31, 2012 Discontinued Operations	Dec. 31, 2011 Discontinued Operations	Dec. 31, 2010 Discontinued Operations
Interest income	$ 59,186		$ 72,947	[1]	$ 77,956	[1]	$ 72,862	[1]	$ 72,297		$ 72,393	[1]	$ 72,203	[1]	$ 282,951		$ 300,272	$ 27,508	$ 1,260
Interest expense	21,886		28,411	[1]	29,462	[1]	30,165	[1]	31,533		32,587	[1]	38,165	[1]	109,924		172,219
Net interest income	37,300		44,536	[1]	48,494	[1]	42,697	[1]	40,764		39,806	[1]	34,038	[1]	173,027		128,053	27,508	1,260
Impairment (Reversal)
Impairment of long-lived assets																				260
Other Revenues
Rental income															17,081		1,708		136	427
Total other revenues	10,980		8,071	[1]	515	[1]	509	[1]	488		469	[1]	477	[1]	20,075		1,708		136	427
Other Income (Loss)
Gain (loss) on settlement of investments, net															232,897		52,307		61
Other income (loss), net															5,312		(35,676)	17,421	367	27
[NonoperatingGainsLosses]	4,632	[2]	234,008	[1],[2]	(4,882)	[1],[2]	28,536	[1],[2]	12,263	[2]	18,802	[1],[2]	45,469	[1],[2]	262,294	[2]	282,287	17,421	428	27
Expenses
Property operating expenses	7,443		5,043	[1]	232	[1]	225	[1]	306		322	[1]	249	[1]	12,943		1,283	26	177	295
General and administrative expense															17,247		7,707	5,735	1,086	242
Total Expenses															66,118		30,901	5,761	1,263	537
Income (loss) from discontinued operations	$ 18,461		$ 10,974	[1]	$ 6,620	[1]	$ 3,113	[1]	$ 554		$ 22	[1]	$ 20	[1]	$ 39,168		$ (343)	$ 39,168	$ 561	$ (343)

[1]	(A) The Income Available for Common Stockholders shown agrees with Newcastle's quarterly report(s) on Form 10-Q as filed with the Securities and Exchange Commission. However, individual line items may vary from such report(s) due to the operations of properties sold, or classified as held for sale, during subsequent periods being retroactively reclassified to Income for Discontinued Operations for all periods presented (Note 9).
[2]	(B) Including equity in earnings of unconsolidated subsidiaries.